(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Condensed Unconsolidated Financial Information
CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION

Since the condensed unconsolidated financial information required by Rule 12-04 of Regulation S-X is not required under IFRS issued by the International Accounting Standards Board - IASB, such information was not included in the original financial statements filed with the Brazilian Securities and Exchange Commissions – CVM. In order to attend the specific requirements of the Securities and Exchange Commission (the “SEC”), Management has incorporated the condensed unconsolidated information in these financial statements as part of the Form 20-F.

The condensed unconsolidated financial information of CPFL Energia, as of December 31, 2017 and December 31, 2016 and for the years ended on December 31, 2017, 2016 and 2015 presented herein was prepared considering the same accounting policies as described in note 3 to Company’s consolidated financial statements.

UNCONSOLIDATED STATEMENTS OF FINANCIAL POSITION

ASSETS	December 31, 2017	December 31, 2016
Cash and cash equivalents	6,581	64,973
Dividends and interest on capital	204,807	642,978
Other receivables	63,993	83,065
Total current assets	275,382	791,016
Deferred tax assets	145,779	171,073
Investments	8,557,673	7,866,100
Other receivables	484,814	80,775
Total noncurrent assets	9,188,266	8,117,948
Total assets	9,463,648	8,908,964

LIABILITIES	December 31, 2017	December 31, 2016
Debentures	1,938	15,334
Dividends and interest on capital	281,919	218,630
Other payables	19,955	21,791
Total current liabilities	303,812	255,755
Debentures	184,388	612,251
Provision for tax, civil and labor risks	600	1,008
Allowance for equity investment losses	-	19,302
Other payables	13,320	50,628
Total noncurrent liabilities	198,308	683,188
Equity	8,961,528	7,970,021
Total liabilities and equity	9,463,648	8,908,964

UNCONSOLIDATED STATEMENTS OF PROFIT OR LOSS FOR THE YEAR

	2017	2016	2015
Net operating revenue	1	1,713	1,157
General and administrative expenses	(42,771)	(50,860)	(29,911)
Income from electric energy service	(42,770)	(49,147)	(28,754)
Equity interests in subsidiaries, associates and joint ventures	1,349,766	922,362	926,951
Finance income (expenses)	(56,471)	17,183	(22,948)
Profit before taxes	1,250,525	890,398	875,250
Social contribution and income tax	(70,775)	10,487	(10,309)
Profit for the year	1,179,750	900,885	864,940

	2017	2016	2015
Profit for the year	1,179,750	900,885	864,940
Items that will not be reclassified subsequently to profit and loss
Equity in comprehensive income of subsidiaries	96,000	(394,175)	65,547
Total comprehensive income for the year	1,275,750	506,709	930,488

UNCONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEAR

	2017	2016	2015
OPERATING CASH FLOW
Profit before taxes	1,250,525	890,398	875,250
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	217	193	170
Provision for tax, civil and labor risks	61	425	1,497
Interest on debts, inflation adjustment and exchange rate changes	61,520	42,395	94,588
Equity interests in subsidiaries, associates and joint ventures	(1,349,766)	(922,362)	(926,951)
	(37,443)	11,049	44,553
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	1,172,336	1,606,073	627,014
Taxes recoverable	65,182	3,261	(12,350)
Other operating assets and liabilities	(19,043)	8,459	(2,526)
CASH FLOWS PROVIDED BY OPERATIONS	1,181,032	1,628,842	656,691
Interest paid on debts and debentures	(71,844)	(45,470)	(36,858)
Income tax and social contribution paid	(47,438)	(27,117)	(2,172)
NET CASH FROM OPERATING ACTIVITIES	1,061,750	1,556,255	617,661

INVESTING ACTIVITIES
Capital increase in investees	(9,400)	-	(490,010)
Advance for future capital increases	(383,340)	(1,384,520)	(52,680)
Other investing activities	(72,435)	(42,178)	10,298
NET CASH USED IN INVESTING ACTIVITIES	(465,175)	(1,426,698)	(532,392)

FINANCING ACTIVITIES
Borrowings and debentures raised	-	609,060	829,997
Repayment of principal of borrowings and debentures	(434,000)	(888,408)	(1,290,000)
Repayment of derivatives	-	(4,711)	-
Dividends and interest on capital paid	(220,966)	(204,717)	(850)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(654,966)	(488,776)	(460,853)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(58,390)	(359,219)	(375,584)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	64,973	424,192	799,775
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	6,581	64,973	424,192

Following is the information relating to CPFL Energia's unconsolidated condensed financial statements presented above:

a.	Cash and cash equivalents:

	December 31, 2017	December 31, 2016
Bank balances	508	426
Investment funds	6,073	64,548
Total	6,581	64,973

Amounts invested in an Investment funds, involving investments subject to floating rates tied to the CDI in federal government bonds, CDBs, secured debentures of major financial institutions, with daily liquidity, low credit risk and interest equivalent, on average, to 101% of CDI.

b. Dividends and interest on equity:

	Dividend		Interest on own capital		Total
Subsidiary	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
CPFL Paulista	49,798	-			49,798	-
CPFL Piratininga	-	72,080	-	-	-	72,080
CPFL Sul Paulista (*)	-	8,641	-	1,986	-	10,627
Companhia Jaguari de Energia (CPFL Santa Cruz)	24,918	6,115	13,960	-	38,878	6,115
RGE	50,319	24,672	-	-	50,319	24,672
CPFL Geração	-	396,086	-	-	-	396,086
CPFL Centrais Geradoras	17	-	-		17	-
CPFL Jaguari Geração	-	1,664	-	-	-	1,664
CPFL Brasil	20,748	86,020	2,361	1,650	23,109	87,671
CPFL Planalto	888	-	-	-	888	-
CPFL Atende	1,003	1,953	620	554	1,623	2,507
Nect	4,348	5,600	-	-	4,348	5,600
CPFL Eficiência Energética	12,195	9,565	17,404	16,325	29,599	25,891
AUTHI	6,228	10,064	-	-	6,228	10,064
	170,461	622,459	34,344	20,516	204,807	642,978

(*) At December 31, 2017 the companies were group in Companhia Jaguari de Energia (note 14.4.2).

c. Other receivables:

	Current		Noncurrent
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Income tax and social contribution recoverable	17,051	53,246	-	-
Other taxes recoverable	46,699	29,590	-	-
Associates and subsidiaries	-	-	127,147	52,582
Escrow deposits	-	-	665	710
Advance for future capital increase	-	-	350,000	-
Loans and financing guarantees of subsidiaries	-	-	5,761	26,261
Others	243	229	1,241	1,223
Total	63,993	83,064	484,814	80,775

 As at December 31, 2017, the balance of advance for future capital increase comprised advances to CPFL Paulista in the amount of R$350,000.

d. Deferred tax assets

	December 31, 2017	December 31, 2016
Social contribution credit (debit)
Tax losses carryforwards	38,216	42,841
Temporarily nondeductible differences	(408)	1,125
Subtotal	37,808	43,966

Income tax credit (debit)
Tax losses carryforwards	109,103	123,980
Temporarily nondeductible differences	(1,132)	3,126
Subtotal	107,971	127,106

Total	145,779	171,073

e. Investment:

The financial information of subsidiaries and joint ventures are accounted for using the equity method of accounting.

	Number of shares (thousand)	December 31, 2017	December 31, 2016	2017	2016	2015
Investment		Equity interest		Share of profit (loss) of investees
CPFL Paulista	880,653	1,370,403	1,063,400	280,354	255,329	298,203
CPFL Piratininga	53,096,770	461,059	355,755	152,080	68,114	211,637
CPFL Santa Cruz	-	-	140,520	23,447	23,797	12,424
CPFL Leste Paulista	-	-	52,853	9,589	10,731	13,556
CPFL Sul Paulista	-	-	58,895	10,545	8,455	16,201
CPFL Jaguari	359,058	340,463	30,255	11,720	7,988	4,852
CPFL Mococa	-	-	33,824	6,999	9,198	6,679
RGE	1,019,790	1,680,334	1,614,320	117,700	102,647	145,804
RGE Sul	527,266	1,228,317	-	57,305	-	-
CPFL Geração	205,492,020	2,354,115	2,158,384	594,026	401,148	240,520
CPFL Jaguari Geração (*)	40,108	50,970	45,099	15,709	6,655	6,670
CPFL Brasil	3,000	96,093	109,054	94,455	104,235	81,929
CPFL Planalto (*)	630	3,293	2,101	3,550	2,476	1,830
CPFL Serviços	1,577,706	105,105	97,968	(12,863)	(8,175)	(17,952)
CPFL Atende (*)	13,991	19,338	17,150	7,128	5,833	7,776
Nect (*)	2,059	15,515	10,295	17,392	13,424	18,155
CPFL Total (*)	9,005	20,624	27,570	20,865	12,817	5,836
CPFL Jaguariúna (*)	-	-	1,256,161	(8,360)	(35,498)	(167)
CPFL Telecom	86,420	2,018	(19,302)	(14,021)	(33,333)	(60,718)
CPFL Centrais Geradoras (*)	16,128	16,177	15,459	735	(958)	4,740
CPFL Eficiência Energética	48,164	55,252	61,543	(2,582)	5,926	35,194
Authi (*)	10	18,694	16,810	24,912	24,264	2,537
Subtotal - By subsidiary's equity		7,837,770	7,148,112	1,410,685	985,074	1,035,703
Amortization of fair value adjustments of assets		-	-	(60,918)	(62,713)	(108,754)
Total		7,837,770	7,148,112	1,349,766	922,362	926,950

Investment		7,804,429	5,811,894
Advances for future capital increases		33,340	1,355,520
Allowance for equity investment losses		-	(19,302)

(*) number of quotas

Dividends received

The net cash provided by operating activities is comprised mainly by dividends received from the Company’s subsidiaries.

After the decisions made by the subsidiaries’ shareholders at their Annual and Extraordinary General Meetings (AGM/EGM), in 2017 the Company recognized the amount of R$ 358,891 by way of dividends and interest on capital for the year 2016. The subsidiaries also declared in 2017: (i) interim dividends and interest on capital of R$ 277,612, related to interim profit of 2017; and (ii) R$ 280,191 as minimum mandatory dividend receivable related to 2017.

From the balance of dividends and interest on capital receivable as at December 31, 2016, R$ 12,164 was rectified during 2017.

Of the amounts recorded as receivables, the amount of R$1,172,336 was paid to the Company by the subsidiaries in 2017.

The dividends received are comprised as follows:

	2017	2016	2015
CPFL Paulista	2,228	948,624	425,400
CPFL Piratininga	112,638	267,647	-
CPFL Santa Cruz	8,427	40,009	-
CPFL Leste Paulista	4,449	9,242	-
CPFL Jaguari	-	1,291	806
CPFL Mococa	-	7,991	-
RGE	24,672	172,432	113,012
CPFL Geração	779,533	110,532	-
CPFL Brasil	166,695	1,601	52,599
CPFL Jaguari Geração	11,061	4,288	998
CPFL Planalto	1,471	2,835	1,002
CPFL Serviços	-	-	7,683
CPFL Atende	5,666	3,382	7,899
CPFL Total	17,810	10,767	4,734
Nect	13,424	18,155	10,780
CPFL Centrais Geradoras	-	4,740	1,720
CPFL Eficiência Energética	-	-	380
Authi	24,264	2,537	-
TOTAL	1,172,336	1,606,073	627,014

There are restrictions of transfer of funds from the concessionaires CPFL Paulista, CPFL Piratininga, CPFL Santa Cruz, RGE, CPFL Geração, ENERCAN, CERAN, BAESA and Foz do Chapecó. As such, any transfer of funds to the respective parent company, in the form of loans or advances, requires approval by ANEEL. This regulatory restriction does not apply to cash dividends determined in accordance with the Brazilian corporate law.

As described in note 16, CPFL Paulista, CPFL Piratininga, RGE, CERAN and CPFL Telecom have restrictions relating to the payment of dividends, due to the debt covenants. In addition, the joint ventures ENERCAN, BAESA and Chapecoense also have restriction analogous to those described in note 12.2.

f. Interest on debentures:

		December 31, 2017			December 31, 2016
		Current and noncurrent interest	Noncurrent principal	Total	Current and noncurrent interest	Noncurrent principal	Total
5th Issue	Single series	2,817	186,000	188,817	18,069	620,000	638,069

g. Other payables:

The mainly accounts payable that the parent company has registered as noncurrent liabilities are due to loans and financing guarantees for subsidiaries and profit sharing of the Executive Officers.